CARILLON SERIES TRUST
Carillon Cougar Tactical Allocation Fund

SUPPLEMENT DATED SEPTEMBER 14, 2018 TO
THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2018
AS PREVIOUSLY AMENDED OR SUPPLEMENTED

Effective October 1, 2018, James Breech, Ph.D., will no longer serve as a Portfolio Manager for the Carillon Cougar Tactical Allocation Fund (the “fund”).  Abdullah Sheikh, FSA, MAAA will continue to serve as the Portfolio Manager for the fund.

As a result, effective October 1, 2018, the following changes are made to the Prospectus and the fund’s Summary Prospectus, as applicable.

The “Portfolio Managers” section page 6 of the Summary Prospectus and page 15 of the “Summary” section of the Prospectus for the fund is replaced with the following:

Portfolio Manager | Abdullah Sheikh, FSA, MAAA, is primarily responsible for the day-to-day management of the fund.  Mr. Sheikh has been Portfolio Manager of the fund since April 1, 2018.

In the “Portfolio Managers” section of the Prospectus beginning on page 87, the “Carillon Cougar Tactical Allocation Fund” paragraph is replaced with the following:

Carillon Cougar Tactical Allocation Fund — Abdullah Sheikh, FSA, MAAA, is the Portfolio Manager of the fund and has been primarily responsible for the day-to-day management of the fund since April 1, 2018. Mr. Sheikh joined Cougar Global in 2017, after eleven years at J.P. Morgan Asset Management. Mr. Sheikh has spent the majority of his career developing frameworks designed to generate optimal strategic and tactical asset allocations for a range of sophisticated institutional and retail clients.  Prior to joining J.P. Morgan Asset Management, Mr. Sheikh was an actuarial analyst for four years at Watson Wyatt Worldwide. He earned a bachelor’s degree in actuarial science from the London School of Economics and Political Science and a Master’s Degree in computational finance from Carnegie Mellon University.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

CARILLON SERIES TRUST
Carillon Cougar Tactical Allocation Fund

SUPPLEMENT DATED SEPTEMBER 14, 2018 TO
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2018
AS PREVIOUSLY AMENDED OR SUPPLEMENTED

Effective October 1, 2018, James Breech, Ph.D., will retire from his role as a Portfolio Manager for the Carillon Cougar Tactical Allocation Fund (the “fund”).  Abdullah Sheikh, FSA, MAAA will continue to serve as the Portfolio Manager for the fund.

As a result, effective October 1, 2018, all references to James Breech, Ph.D., in the Statement of Additional Information are deleted.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE